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                     ACTIVE ASSETS INSTITUTIONAL MONEY TRUST
                           HARBORSIDE FINANCIAL CENTER
                              PLAZA TWO, 7TH FLOOR
                           JERSEY CITY, NJ 07311-1104

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C 20549

Re: Active Assets Institutional Money Trust
    File No. 811-9713

Dear Sir or Madam:

We hereby incorporate by reference the Annual Report in its entirety which was filed in the Prospectus contained in the Registrant's most recent Registration Statement that was filed electronically via Edgar on August 24, 2001. The Prospectus contains the audited financial statements of Morgan Stanley Active Assets Institutional Money Trust for the fiscal year ended June 30, 2001. The Annual Report is hereby incorporated by reference.


                                            Very truly yours,

                                             /s/ Barry Fink
                                                 Barry Fink
                                                 Vice President

BF:ac